Schedule of Investments (unaudited)
January 31, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 91.3%
iShares Core U.S. Aggregate Bond ETF(a)	463,543	$45,149,088
Total Investment Companies (Cost: $45,138,817)		45,149,088
Short-Term Securities
Money Market Funds — 5.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(a)(b)	2,640,000	2,640,000
Total Short-Term Securities — 5.4% (Cost: $2,640,000)		2,640,000
Total Investments in Securities — 96.7% (Cost: $47,778,817)		47,789,088
Other Assets Less Liabilities — 3.3%		1,641,380
Net Assets — 100.0%		$49,430,468

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$190,000	$2,450,000 (a)	$—	$—	$—	$2,640,000	2,640,000	$5,309	$—
iShares Core U.S. Aggregate Bond ETF	4,802,305	40,330,681	—	—	16,102	45,149,088	463,543	45,772	—
				$—	$16,102	$47,789,088		$51,081	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.87%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/11/25	USD	310	$2,003	$—	$2,003
2.83%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/04/25	USD	30	225	—	225
3.14%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/23/25	USD	10	65	—	65
4.04%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/30/25	USD	30	41	—	41
4.21%	At Termination	1-Day SOFR, 4.38%	At Termination	N/A	01/23/26	USD	3,000	(818)	6	(824)
3.69%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/27/26	USD	50	232	—	232
4.20%	At Termination	1-Day SOFR, 4.38%	At Termination	N/A	01/27/26	USD	500	(111)	1	(112)

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.66%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/06/26	USD	20	$100	$—	$100
3.58%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/11/26	USD	20	130	—	130
3.73%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/04/26	USD	10	50	—	50
4.45%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/05/26	USD	450	(2,010)	2	(2,012)
4.43%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/07/26	USD	40	(173)	4	(177)
4.56%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/14/26	USD	40	(328)	—	(328)
4.12%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/23/27	USD	3,700	(4,446)	17	(4,463)
4.12%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/27/27	USD	480	(601)	2	(603)
4.10%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/28/27	USD	400	(348)	1	(349)
4.05%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/03/27	USD	400	19	2	17
4.29%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/26/27	USD	40	(184)	—	(184)
4.39%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/11/27	USD	100	(696)	—	(696)
2.91%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/01/27	USD	15	391	—	391
2.80%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/11/27	USD	380	11,020	1	11,019
3.08%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/02/27	USD	10	237	—	237
3.66%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/09/27	USD	50	489	—	489
4.20%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/24/27	USD	10	(39)	—	(39)
4.17%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/03/27	USD	10	(32)	—	(32)
4.00%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/19/27	USD	80	87	—	87
4.14%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/10/28	USD	40	(111)	—	(111)
4.10%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/23/28	USD	5,300	(9,406)	25	(9,431)
4.12%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/27/28	USD	400	(924)	2	(926)
4.10%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/28/28	USD	400	(685)	2	(687)
4.02%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/30/28	USD	500	254	2	252
4.03%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/03/28	USD	400	47	2	45
3.98%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/05/28	USD	380	780	3	777
3.97%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/07/28	USD	30	70	4	66
2.88%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/01/29	USD	15	702	—	702
2.78%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/11/29	USD	320	16,280	3	16,277

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.64%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/22/29	USD	20	$1,163	$—	$1,163
3.60%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/07/29	USD	10	188	—	188
4.06%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/24/29	USD	12	(9)	—	(9)
3.62%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/30/29	USD	10	188	—	188
4.09%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/23/30	USD	4,900	(9,148)	48	(9,196)
4.13%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/27/30	USD	350	(1,371)	4	(1,375)
4.11%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/28/30	USD	370	(1,102)	4	(1,106)
4.02%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/30/30	USD	300	333	3	330
4.03%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/03/30	USD	360	293	4	289
3.32%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/07/30	USD	15	490	—	490
3.32%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/04/30	USD	10	346	—	346
3.46%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/07/30	USD	15	421	—	421
3.76%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/05/30	USD	320	4,606	3	4,603
3.75%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/07/30	USD	30	438	10	428
3.98%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/07/30	USD	15	57	—	57
4.02%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/07/30	USD	20	35	—	35
4.26%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/14/30	USD	40	(425)	—	(425)
3.98%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/21/31	USD	50	207	—	207
4.02%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/04/31	USD	20	42	—	42
4.17%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/07/31	USD	30	(180)	—	(180)
3.91%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/19/31	USD	50	465	1	464
4.09%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/23/32	USD	3,850	(6,290)	52	(6,342)
4.15%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/27/32	USD	300	(1,509)	4	(1,513)
4.13%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/28/32	USD	250	(985)	4	(989)
4.04%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/30/32	USD	300	498	4	494
4.04%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/03/32	USD	350	550	5	545
2.89%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/01/32	USD	10	750	—	750
2.81%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/11/32	USD	210	16,964	3	16,961
2.61%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/22/32	USD	10	947	—	947

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.80%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/25/32	USD	10	$825	$—	$825
2.93%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/02/32	USD	10	743	—	743
3.56%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/30/32	USD	10	343	—	343
3.81%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/06/33	USD	10	186	—	186
3.42%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/07/33	USD	20	929	—	929
3.61%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/05/33	USD	210	7,074	3	7,071
3.60%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/07/33	USD	15	512	33	479
3.92%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/07/33	USD	10	119	—	119
3.94%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/18/33	USD	20	199	7	192
3.95%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/26/34	USD	25	257	—	257
3.93%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/21/34	USD	20	233	—	233
3.99%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/11/34	USD	30	233	—	233
3.34%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/30/34	USD	30	1,811	1	1,810
3.87%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/12/34	USD	30	548	1	547
4.20%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/10/35	USD	20	(171)	—	(171)
4.11%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/23/35	USD	2,650	(2,706)	46	(2,752)
4.17%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/27/35	USD	150	(893)	3	(896)
4.15%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/28/35	USD	180	(808)	3	(811)
4.07%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/30/35	USD	200	532	3	529
4.06%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/03/35	USD	200	555	4	551
2.89%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/11/37	USD	130	15,732	2	15,730
2.68%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/22/37	USD	10	1,425	—	1,425
2.86%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/25/37	USD	7	873	—	873
3.53%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/05/38	USD	140	8,819	3	8,816
3.53%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/07/38	USD	10	630	35	595
3.79%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/24/39	USD	35	1,429	—	1,429
4.16%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/23/40	USD	1,930	335	41	294
4.22%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/27/40	USD	140	(974)	3	(977)
4.20%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/28/40	USD	150	(726)	3	(729)

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.12%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/30/40	USD	160	$678	$4	$674
4.12%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/03/40	USD	140	543	3	540
2.86%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/11/42	USD	125	20,115	3	20,112
2.67%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/22/42	USD	10	1,860	—	1,860
2.84%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/25/42	USD	10	1,653	—	1,653
3.48%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/30/42	USD	5	428	—	428
3.45%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/05/43	USD	140	12,785	4	12,781
3.63%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/09/44	USD	10	705	—	705
4.15%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/23/45	USD	1,750	242	49	193
4.21%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/27/45	USD	160	(1,272)	4	(1,276)
4.19%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/28/45	USD	150	(787)	5	(792)
4.12%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/30/45	USD	110	525	3	522
4.11%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/03/45	USD	140	719	4	715
2.76%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/11/47	USD	105	20,913	3	20,910
2.56%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/05/47	USD	15	3,420	—	3,420
3.08%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/05/47	USD	10	1,518	—	1,518
3.11%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/17/48	USD	5	751	—	751
3.32%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/05/48	USD	130	15,297	4	15,293
3.34%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/07/48	USD	10	1,157	53	1,104
3.52%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/09/49	USD	10	876	—	876
3.57%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/09/49	USD	10	805	—	805
4.08%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/23/50	USD	1,600	1,905	52	1,853
4.14%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/27/50	USD	162	(1,335)	6	(1,341)
4.12%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/28/50	USD	140	(709)	5	(714)
4.04%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/30/50	USD	130	813	4	809
4.05%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/03/50	USD	110	639	3	636
2.70%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/24/52	USD	3	663	—	663
2.65%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/11/52	USD	75	17,155	3	17,152
2.92%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/12/53	USD	10	1,855	—	1,855

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.24%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/24/53	USD	10	$1,319	$—	$1,319
3.20%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/05/53	USD	70	9,677	2	9,675
3.22%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/07/53	USD	15	2,031	101	1,930
3.69%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/07/53	USD	10	560	—	560
3.44%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/09/54	USD	10	977	—	977
3.75%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/04/54	USD	5	219	—	219
3.33%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/30/54	USD	10	1,159	—	1,159
4.08%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/10/55	USD	10	(144)	—	(144)
3.98%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/23/55	USD	900	3,056	33	3,023
4.05%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/27/55	USD	80	(661)	3	(664)
4.03%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/28/55	USD	80	(400)	3	(403)
3.96%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/03/55	USD	110	671	4	667
								$180,717	$777	$179,940
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$45,149,088	$—	$—	$45,149,088
Short-Term Securities
Money Market Funds	2,640,000	—	—	2,640,000
	$47,789,088	$—	$—	$47,789,088

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$233,719	$—	$233,719
Liabilities
Interest Rate Contracts	—	(53,779)	—	(53,779)
	$—	$179,940	$—	$179,940

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate